UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

       Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS
For period ended March 31, 2005 (Unaudited)
                                             PRINCIPAL
                                             AMOUNT/SHARES  VALUE

U.S. GOVERNMENT SECURITIES - 14.9%
  U.S. Treasury Notes, 1.500%
    due March 31, 2006                            1,000,000        980,937
  Federal National Mortgage Association,
    6.210% due November 7, 2007                   1,000,000      1,049,906
  Federal National Mortgage Association,
    6.150% due December 10, 2007                  1,000,000      1,049,518
  U.S. Treasury Note, 4.250% due
    November 15, 2014                             2,000,000      1,983,787
                                                               -----------
Total U.S. Government Securities
    (adjusted cost $4,978,762)                                   5,064,148
                                                               -----------

COMMERCIAL PAPER - 5.9%
  American Honda Finance, 2.600%
    due April 18, 2005                            1,000,000        998,775
  Walt Disney, 2.660%,
    due April 6, 2005                             1,000,000        999,630
                                                               -----------
Total Commercial Paper                                           1,998,405
                                                               -----------

CORPORATE BONDS - 29.3%
Banking - 3.1%
  J.P. Morgan Chase & Co., 7.875%
    due July 15, 2006                             1,000,000      1,044,944
Beverage (soft drink) -2.5%
  Coca-Cola Enterprises, 8.500%
    due February 1, 2012                            700,000        842,444
Diversified financial services - 3.3%
  General Electric Capital Corp., 8.500%
    due July 24, 2008                             1,000,000      1,116,731
Electric utility - 0.6%
  Potomac Electric Power, 6.50%
    due March 15, 2008                              190,000        200,198
Entertainment -0.9%
  Walt Disney Co., 5.800%
    due October 27, 2008                            290,000        299,990
Finance - auto loans -2.4%
  General Motors Acceptance Corp., 6.625%
    due October 15, 2005                            827,000        833,206
Food Processing - 0.7%
  Heinz Corp., 6.000% due March 15, 2008            229,000        238,314
Petroleum (integrated) - 2.9%
  Texaco Capital Inc., 5.700%
    due December 1, 2008                            975,000        982,553
Retail store -3.6%
  Dayton Hudson, 8.600%
    due January 15, 2012                            100,000        120,894
  Wal-Mart Stores, 6.875%
    due August 10, 2009                           1,000,000      1,089,404
Securities brokerage - 6.4%
  Bear Stearns Co. Inc., 7.625%
    due December 7, 2009                          1,000,000      1,118,469
  Merrill Lynch & Co., 6.375%
    due October 15, 2008                          1,000,000      1,056,094
Telecommunication services - 3.1%
  Pacific Bell, 6.125%
    due February 15, 2008                         1,000,000      1,040,896
Total Corporate Bonds                                          -----------
(adjusted cost $9,271,764)                                       9,984,137
                                                               -----------

COMMON STOCK - 0.4%
Computer Software & Services - 0.3%
  Microsoft Corp.                                     3,640         87,979
Gold/Silver Mining - 0.1%
  Barrick Gold                                        1,200         28,752
  Coeur d' Alene Mines Corp                           3,000         11,010
  Freeport-McMoRan Copper & Gold Inc                    600         23,766
  Newmont Mining                                        500         21,125
                                                               -----------
Total Common Stock
(adjusted cost $133,715)                                           172,632
                                                               -----------

SHORT-TERM INVESTMENTS - 14.6%
U.S. Treasury Bills
  U.S. Treasury Bill, 2.510%,
    due May 5, 2005                               5,000,000      4,987,500
                                                               -----------
Total U.S. Treasury Bills (cost $4,988,361)                      4,987,500
                                                               -----------

CASH & EQUIVALENTS - 34.9%
Money Market                                                    11,884,223
                                                               -----------
                                                                11,884,223
                                                               -----------

Total investments in securities (identified cost $33,255,230)

TOTAL PORTFOLIO VALUE                                          $34,091,045
                                                               ===========

ITEM 2. CONTROLS AND PROCEDURES
(a) The registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company
Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. - EXHIBITS

The following exhibits are attached to this Form N-Q:

(a)  Certification of President/Chief Executive Officer

(b)  Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
May 13, 2005

By /s/Scott Burns
Scott Burns
Chief Financial Officer
May 13, 2005